Document and Entity Information	Nov. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	LIBERTY LATIN AMERICA LTD.
Entity Central Index Key	0001712184
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38335
Entity Tax Identification Number	98-1386359
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	303
Local Phone Number	925-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A Shares, par value $0.01 per share
Trading Symbol	LILA
Security Exchange Name	NASDAQ
Class C
Entity Information [Line Items]
Title of 12(b) Security	Class C Shares, par value $0.01 per share
Trading Symbol	LILAK
Security Exchange Name	NASDAQ
Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	9.0% Fixed Rate Cumulative Perpetual Redeemable Series A Preference Shares
Trading Symbol	LILAP
Security Exchange Name	NASDAQ